VAUGHAN NELSON MID CAP FUND

VAUGHAN NELSON SMALL CAP VALUE FUND

Supplement dated November 1, 2021, to the Statement of Additional Information dated, May 1, 2021, as may be revised or supplemented from time to time.

Effective immediately, the table under the third paragraph in the section “Portfolio Holdings Information” is amended to include the following:

Entity	Fund(s)	Holdings	Frequency	Purpose
Bloomberg	Vaughan Nelson Mid Cap Fund and Vaughan Nelson Small Cap Value Fund	Full portfolio holdings	Daily, provided next business day	Performing portfolio analytics

VAUGHAN NELSON SELECT FUND

Supplement dated November 1, 2021, to the Statement of Additional Information dated, April 1, 2021, as may be revised or supplemented from time to time.

Effective immediately, the table under the third paragraph in the section “Portfolio Holdings Information” is amended to include the following:

Entity	Fund(s)	Holdings	Frequency	Purpose
Bloomberg	Vaughan Nelson Select Fund	Full portfolio holdings	Daily, provided next business day	Performing portfolio analytics